INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
INCOME TAXES
Schedule of current and deferred portion of income tax expenses

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2020	2021	2022
	RMB	RMB	RMB
Current tax	1,355,651	1,053,979	945,305
Deferred tax	(769,615)	204,217	(208,501)
Total	586,036	1,258,196	736,804

Schedule of reconciliation between the income tax at PRC statutory tax rate and income tax expense

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2020	2021	2022
	RMB	RMB	RMB
Income before income tax benefit	4,081,745	7,022,709	4,742,372
Statutory tax rate in the PRC	25%	25%	25%
Income tax at statutory tax rate	1,020,436	1,755,677	1,185,593
Effect of different tax rate of subsidiary operation in other jurisdiction	3,728	11,708	7,236
Effect of non-deductible expenses	75,881	64,841	57,364
Effect of preferential tax rate and tax exemption	(452,033)	(487,655)	(418,997)
Effect of enacted tax rate change of deferred tax assets/liabilities	248	1,125	—
Effect of research and development super-deduction	(69,802)	(106,515)	(115,374)
Effect of valuation allowance movement of deferred tax assets	7,578	19,015	20,982
Income tax expense	586,036	1,258,196	736,804

Schedule of the effect of preferential tax rates on the income per share

	Year Ended December 31,
	(Amounts in Thousands Except Per Share Data)
	2020	2021	2022
	RMB	RMB	RMB
Tax saving amount due to preferential tax rates	451,785	486,530	418,997
Income per share effect-basic	1.51	1.58	1.34
Income per share effect-diluted	1.47	1.51	1.30

Schedule of components of the deferred tax assets and deferred tax liabilities

	December 31,	December 31,
	2021	2022
	RMB	RMB
Deferred tax assets
Guarantee liabilities	1,263,699	1,909,361
Provision for accounts receivable and contract assets and financial assets receivable	34,889	34,889
Provision for loan losses	330,684	678,636
Depreciation of land use rights	14,162	29,317
Net operating loss carryforwards	37,376	33,237
Gross deferred tax assets	1,680,810	2,685,440
Valuation allowance on deferred tax assets	(28,798)	(49,780)
Total deferred tax assets	1,652,012	2,635,660
Uncollected revenues	(938,721)	(1,717,324)
Total deferred tax liabilities	(938,721)	(1,717,324)
Net deferred tax assets	713,291	918,336